STOCKHOLDERS' EQUITY (Details 2) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
2033 [Member]
Business Combination [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	29,237,632	29,237,632
Exercise Price 1.2056
Business Combination [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 1.2056	$ 1.2056
Exercise Price 1.2056 | 2033 [Member]
Business Combination [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	29,237,632	29,237,632